Business acquisitions and dispositions (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition date.

Shady Oaks II
Working capital	$(1,189)
Property, plant and equipment	260,090
Long-term debt (note 7(f))	(163,735)
Asset retirement obligation	(674)
Derivative	(23,493)
Deferred tax liability	(11,375)
Total net assets acquired	59,624
Less: cash and cash equivalents	1,922
Net assets acquired, net of cash and cash equivalents	$57,702
3.Business acquisitions and dispositions (continued)
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition date.

New Market Solar
Working capital	$(7,614)
Property, plant and equipment	193,782
Asset retirement obligation	(1,135)
Deferred tax liability	(2,091)
Total net assets acquired	182,942
Less: cash and cash equivalents	434
Net assets acquired, net of cash and cash equivalents	$182,508
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition date.

Sandy Ridge II
Working capital	$3,526
Property, plant and equipment	206,927
Long-term debt	(162,341)
Asset retirement obligation	(456)
Deferred tax liability	(3,517)
Total net assets acquired	44,139
Less: cash and cash equivalents	—
Net assets acquired, net of cash and cash equivalents	$44,139